Shareholder Report, Holdings (Details) - Fidelity Series Sustainable U.S. Market Fund	Jan. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.60%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%